Convertible Redeemable Preferred Shares (Tables)	12 Months Ended
Dec. 31, 2025
Convertible Redeemable Preferred Shares [Abstract]
Schedule of Preferred Shares Activities

The Company’s Preferred Shares activities for the year ended December 31, 2023, 2024 and 2025 are summarized below:

	Series Pre-A Preferred Shares		Series A Preferred Shares		Series B-1 Preferred Shares		Series B-2 Preferred Shares		Series B-3 Preferred Shares		Series B-4 Preferred Shares		Total
	Number of shares	Amount RMB	Number of shares	Amount RMB	Number of shares	Amount RMB	Number of shares	Amount RMB	Number of shares	Amount RMB	Number of shares	Amount RMB	Amount RMB
Balances as of January 1, 2023	2,722,222	224,619,462	2,957,613	346,956,953	911,178	80,027,397	2,460,315	248,084,932	228,786	30,668,493	3,770,112	542,284,354	1,472,641,591
Re-designation	—	—	—	—	—	—	—	—	—	—	(452,998)	(76,041,096)	(76,041,096)
Accretion to redemption value of mezzanine equity	—	14,377,527	—	22,356,000	—	6,315,068	—	16,287,671	—	2,000,000	—	41,172,581	102,508,847
Balances as of December 31, 2023	2,722,222	238,996,989	2,957,613	369,312,953	911,178	86,342,465	2,460,315	264,372,603	228,786	32,668,493	3,317,114	507,415,839	1,499,109,342
Accretion to redemption value of mezzanine equity	—	13,757,582	—	22,417,249	—	5,013,699	—	15,542,466	—	2,005,479	—	37,205,741	95,942,216
Balances as of December 31, 2024	2,722,222	252,754,571	2,957,613	391,730,202	911,178	91,356,164	2,460,315	279,915,069	228,786	34,673,972	3,317,114	544,621,580	1,595,051,558
Accretion to redemption value of mezzanine equity	—	10,600,104	—	17,272,307	—	3,863,014	—	11,975,342	—	1,545,205	—	28,666,717	73,922,689
Convertible redeemable preferred shares converted into Class A ordinary shares upon the completion of the IPO	(2,722,222)	(263,354,675)	(2,957,613)	(409,002,509)	(911,178)	(95,219,178)	(2,460,315)	(291,890,411)	(228,786)	(36,219,177)	(3,317,114)	(573,288,297)	(1,668,974,247)
Balances as of December 31, 2025	—	—	—	—	—	—	—	—	—	—	—	—	—